Basis of Presentation and Recent Developments Basis of Presentation and Recent Developments (Details) - USD ($)		1 Months Ended
	Feb. 14, 2020	Apr. 30, 2020	Feb. 27, 2020	Dec. 31, 2019	Jun. 30, 2019	Mar. 23, 2016
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Leases not yet commenced, liability				$ 13,900,000	$ 124,233,000,000
Senior Notes | 6.50% Notes due 2024
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Debt Instrument, Face Amount						$ 900,000,000
Subsequent Event
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Leases not yet commenced, liability			$ 115,000,000
Subsequent Event | Senior Notes | 6.50% Notes due 2024
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed		74.00%
Gain (Loss) on Extinguishment of Debt		$ 8,000,000
Long-term Debt, Accrued Interest		946,000
Debt Acquired		30,000,000
Long-term Debt		$ 22,000,000
Subsequent Event | Sloane and Company LLC
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from divestiture of businesses	$ 26,000,000
Payment period	2 years
Gain on disposition of business	$ 16,000,000